Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:			Company-Selected Measure:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income ($ in thousands)	Distributable Return on Equity (4)

2023	-	-	$3,431,442	$3,318,403	$173.0	$204.0	$348,411	8.6%
2022	-	-	$2,355,834	$1,870,843	$165.3	$165.4	$203,163	12.8%
2021	-	-	$1,656,291	$1,879,624	$206.5	$203.5	$159,974	15.4%
2020	-	-	$1,260,209	$1,217,810	$147.0	$160.7	$46,069	12.3%

(1)

Mr. Capasse is the principal executive officer for fiscal years 2020 through 2023. The Company does not pay or reimburse our Manager for any portion of the cash compensation that is paid by our Manager and its affiliates to Mr. Capasse.

(2)

Our Named Executive Officers for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 include Andrew Ahlborn, Chief Financial Officer, Gary Taylor, Chief Operating Officer and Adam Zausmer, Chief Credit Officer. Our Named Executive Officers for the year ended December 31, 2020 include Andrew Ahlborn, Chief Financial Officer and Gary Taylor, Chief Operating Officer.

(3)

The peer group that we used for purposes of this disclosure is the Competitor Composite Average, the same peer group used for our performance graph disclosed in our Annual Report to Stockholders for the year ended December 31, 2023. The Competitor Composite Average is a measure of the total return performance of mortgage REIT competitors based on actual share prices of the following companies: Blackstone Mortgage Trust Inc. (BXMT), Starwood Property Trust, Inc. (STWD), Ares Commercial Real Estate Corporation (ACRE), Apollo Commercial Real Estate Finance Inc. (ARI), Arbor Realty Trust, Inc. (ABR), and Ladder Capital Corporation (LADR).

(4)

Distributable ROE is based on Distributable Earnings, which is calculated as GAAP Net Income excluding the following (i) any unrealized gains or losses on certain MBS not retained by us as part of our loan origination businesses (ii) any realized gains or losses on sales of certain MBS (iii) any unrealized gains or losses on residential MSRs from discontinued operations (iv) any unrealized change in current expected credit loss reserve and valuation allowances (v) any unrealized gains or losses on de-designated cash flow hedges (vi) any unrealized gains or losses on foreign exchange hedges (vii) any unrealized gains or losses on certain unconsolidated joint ventures (viii) any non-cash compensation expense related to stock-based incentive plans (ix) one-time non-recurring gains or losses, such as gains or losses on discontinued operations, bargain purchase gains, or merger related expenses.

Company Selected Measure Name	Distributable ROE
Named Executive Officers, Footnote
(1)

Mr. Capasse is the principal executive officer for fiscal years 2020 through 2023. The Company does not pay or reimburse our Manager for any portion of the cash compensation that is paid by our Manager and its affiliates to Mr. Capasse.

(2)

Our Named Executive Officers for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 include Andrew Ahlborn, Chief Financial Officer, Gary Taylor, Chief Operating Officer and Adam Zausmer, Chief Credit Officer. Our Named Executive Officers for the year ended December 31, 2020 include Andrew Ahlborn, Chief Financial Officer and Gary Taylor, Chief Operating Officer.

Peer Group Issuers, Footnote
(3)

The peer group that we used for purposes of this disclosure is the Competitor Composite Average, the same peer group used for our performance graph disclosed in our Annual Report to Stockholders for the year ended December 31, 2023. The Competitor Composite Average is a measure of the total return performance of mortgage REIT competitors based on actual share prices of the following companies: Blackstone Mortgage Trust Inc. (BXMT), Starwood Property Trust, Inc. (STWD), Ares Commercial Real Estate Corporation (ACRE), Apollo Commercial Real Estate Finance Inc. (ARI), Arbor Realty Trust, Inc. (ABR), and Ladder Capital Corporation (LADR).

Non-PEO NEO Average Total Compensation Amount	$ 3,431,442	$ 2,355,834	$ 1,656,291	$ 1,260,209
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,318,403	1,870,843	1,879,624	1,217,810
Adjustment to Non-PEO NEO Compensation Footnote

		Subtracted:	Added:
Year	Average Summary Compensation Table Total Compensation (1)	Average Grant Date Fair Value of Awards Granted in the Year (2)	Average Year End Fair Value of Unvested Equity Awards Granted in the Year (3)	Average Year End Fair Value of Unvested Equity Awards with Performance Conditions Granted in the Year (3)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards (3)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (3)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Compensation Actually Paid (CAP)

2023	$3,431,442	$(1,550,000)	$315,871	$910,562	$104,181	$31,322	$75,026	$3,318,403
2022	$2,355,834	$(716,667)	$281,313	$192,233	$(286,015)	$(11,691)	$55,835	$1,870,843
2021	$1,656,291	$(246,862)	$150,485	$271,991	$20,010	$4,433	$23,276	$1,879,624
2020	$1,260,209	$(212,500)	$161,725	$-	$(6,411)	$(1,019)	$15,806	$1,217,810

(1)	There are no pension benefits for the Non-PEO NEOs.
(2)	Represents the grant date fair value of equity-based awards granted each year.
(3)

The fair value of the restricted Common Stock was determined based on the stock price on the applicable valuation dates. The fair value of the RSUs was determined based on the probable outcome of the performance condition and the stock price on the applicable valuation dates. The assumptions used in calculating the fair value of the restricted Common Stock and RSUs did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year. The fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.

Compensation Actually Paid vs. Total Shareholder Return	CAP vs TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	CAP vs Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP vs Distributable ROE
Total Shareholder Return Vs Peer Group	CAP vs TSR and Peer Group TSR
Tabular List, Table

Company Performance Measures to Determine 2023 Compensation Actually Paid (CAP)
Distributable Return on Equity (ROE)
Absolute Total Shareholder Return (TSR)
Relative Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 173.0	165.3	206.5	147.0
Peer Group Total Shareholder Return Amount	204.0	165.4	203.5	160.7
Net Income (Loss)	$ 348,411,000	$ 203,163,000	$ 159,974,000	$ 46,069,000
Company Selected Measure Amount	8.6	12.8	15.4	12.3
PEO Name	Mr. Capasse
Measure:: 1
Pay vs Performance Disclosure
Name	Distributable Return on Equity (ROE)
Non-GAAP Measure Description
(4)

Distributable ROE is based on Distributable Earnings, which is calculated as GAAP Net Income excluding the following (i) any unrealized gains or losses on certain MBS not retained by us as part of our loan origination businesses (ii) any realized gains or losses on sales of certain MBS (iii) any unrealized gains or losses on residential MSRs from discontinued operations (iv) any unrealized change in current expected credit loss reserve and valuation allowances (v) any unrealized gains or losses on de-designated cash flow hedges (vi) any unrealized gains or losses on foreign exchange hedges (vii) any unrealized gains or losses on certain unconsolidated joint ventures (viii) any non-cash compensation expense related to stock-based incentive plans (ix) one-time non-recurring gains or losses, such as gains or losses on discontinued operations, bargain purchase gains, or merger related expenses.

Measure:: 2
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return (TSR)
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
Non-PEO NEO | Average Grant Date Fair Value of Awards Granted in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,550,000)	$ (716,667)	$ (246,862)	$ (212,500)
Non-PEO NEO | Average Year End Fair Value of Unvested Equity Awards Granted in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	315,871	281,313	150,485	161,725
Non-PEO NEO | Average Year End Fair Value of Unvested Equity Awards with Performance Conditions Granted in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	910,562	192,233	271,991
Non-PEO NEO | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,181	(286,015)	20,010	(6,411)
Non-PEO NEO | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,322	(11,691)	4,433	(1,019)
Non-PEO NEO | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 75,026	$ 55,835	$ 23,276	$ 15,806